Annual Total Returns- JPMorgan US Value Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan US Value Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.67%	19.86%	34.26%	14.39%	(2.29%)	15.29%	17.66%	(7.35%)	28.35%	4.70%